SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER COMMON SHARE

The following table presents the calculation of basic and diluted earnings/(net loss) per share attributable to holders of Common Stock (in thousands, except share amounts and per share data):

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
Numerator:
Net income (loss) - basic	$1,986	$(956)	$(2,314)	$(1,816)
Less: Change in fair value and income impact of option liabilities	(2,189)	-	(2,527)	-
Net income (loss) - diluted	$(203)	$(956)	$(4,841)	$(1,816)
Denominator:
Weighted average common stock outstanding, basic	65,410,172	32,313,215	64,890,548	32,313,215
Add: Option liability conversion shares	722,415	-	596,343	-
Weighted average shares used in computing net loss per share - diluted	66,132,587	32,313,215	65,486,891	32,313,215
Net income (loss) per share attributable to common shareholders, basic	$0.03	$(0.03)	$(0.04)	$(0.06)
Net income (loss) per share attributable to common shareholders, diluted	$(0.00)	$(0.03)	$(0.07)	$(0.06)

The following table presents the calculation of basic and diluted net loss per share attributable to holders of the Ordinary Shares (in thousands, except share amounts and per share data):

	December 31,
	2022	2021
Numerator:
Net loss	$(4,887)	$(3,657)
Denominator:
Weighted-average shares outstanding used in calculating net loss per share - basic and diluted	2,000	1,000
Net loss per share attributable to ordinary shareholders - basic and diluted	$(2,444)	$(3,657)

Murphy Canyon Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

The following table provides a reconciliation of the shares of Class A common stock subject to possible redemption reflected on the balance sheet as of June 30, 2023:

Gross proceeds from IPO	$132,250,000
Less:
Proceeds allocated to Public Warrants	(23,276,000)
Class A common stock issuance costs	(6,360,054)
Plus:
Remeasurement adjustment of carrying value to redemption value	32,281,054
Class A common stock subject to possible redemption, as of March 31, 2022	134,895,000
Plus:
Remeasurement adjustment of carrying value to redemption value	1,876,183
Class A common stock subject to possible redemption as of December 31, 2022	$136,771,183
Less:
Redemptions during the three months ended March 31, 2023 *	(114,068,280)
Plus:
Remeasurement adjustment of carrying value to redemption value	158,900
Class A common stock subject to possible redemption as of March 31, 2023	22,861,803
Plus:
Remeasurement adjustment of carrying value to redemption value	247,094
Class A common stock subject to possible redemption as of June 30, 2023	23,108,897

As of December 31, 2022, the Class A common stock subject to possible redemption reflected on the balance sheet are reconciled in the following table:

Gross proceeds from IPO	$132,250,000
Less:
Proceeds allocated to Public Warrants	(23,276,000)
Class A common stock issuance costs	(6,360,054)
Plus:
Remeasurement adjustment of carrying value to redemption value	32,281,054
Class A common stock subject to possible redemption, as of March 31, 2022	134,895,000
Plus:
Remeasurement adjustment of carrying value to redemption value	101,767
Class A common stock subject to possible redemption as of June 30, 2022	134,996,767
Plus:
Remeasurement adjustment of carrying value to redemption value	609,920
Class A common stock subject to possible redemption as of September 30, 2022	135,606,687
Plus:
Remeasurement adjustment of carrying value to redemption value	1,164,496
Class A common stock subject to possible redemption as of December 31, 2022	$136,771,183

SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER COMMON SHARE

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	Three Months Ended
	June 30, 2023
	Class A common stock	Class B common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(161,829)	$(181,882)
Denominator:
Basic and diluted weighted average shares outstanding	2,941,728	3,306,250

Basic and diluted net loss per common share	$(0.06)	$(0.06)

	For the Six Months Ended
	June 30, 2023
	Class A common stock	Class B common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(126,879)		$(96,563)
Denominator:
Basic and diluted weighted average shares outstanding	4,344,254		3,306,250

Basic and diluted net loss per common share	$(0.03)	$	$(0.03)

	For the Three Months Ended
	June 30, 2022
	Class A common stock	Class B common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(95,057)	$(22,482)
Denominator:
Basic and diluted weighted average shares outstanding	13,979,000	3,306,250

Basic and diluted net loss per common share	$(0.01)	$(0.01)

	For the Six Months Ended
	June 30, 2022
	Class A common stock	Class B common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(285,946)	$(85,129)
Denominator:
Basic and diluted weighted average shares outstanding	11,105,539	3,306,250

Basic and diluted net loss per common share	$(0.03)	$(0.03)

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the Period Since Inception to
	December 31, 2021
	Class A common stock	Class B common stock
Basic and diluted net income per common share
Numerator:
Allocation of net loss	$-	$(4,381)
Denominator:
Basic and diluted weighted average shares outstanding	-	2,875,000

Basic and diluted net income per common share	$-	$(0.00)

	For the Year Ended
	December 31, 2022
	Class A common stock	Class B common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net income	$315,560	$83,079
Denominator:
Basic and diluted weighted average shares outstanding	12,558,058	3,306,250

Basic and diluted net loss per common share	$0.03	$0.03